Statement of Stockholders' Equity (Deficiency) (Parenthetical) (USD $)	1 Months Ended
	May 31, 2012	May 31, 2011
Statement of Stockholders' Equity (Deficiency) [Abstract]
Common stock issued, per share	$ 0.01	$ 0.01
Common Stock, par value per share	$ 0.0001	$ 0.0001